Equity - General information (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Equity	€ 34,406,000,000	€ 34,956,000,000	€ 35,807,000,000	€ 35,361,000,000
Shares issued (in shares)	2,660,056,599	2,660,056,599	2,660,056,599	2,660,056,599
Par value (in euros per share)	€ 4
Issued capital [member]
Disclosure of classes of share capital [line items]
Equity	€ 10,640,226,396	€ 10,640,000,000	€ 10,640,000,000	€ 10,640,000,000